DEFERRED REVENUES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Deferred revenue	$ 11,969		$ 15,700
Revenue	152,709	$ 126,551
Unsatisfied performance obligations	$ 305,662
Minimum [Member]
Expected to be recognized over periods performance obligations	5 years
Maximum [Member]
Expected to be recognized over periods performance obligations	11 years
Recognized over time for service [Member]
Revenue	$ 5,373